Notes and Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes and Convertible Notes Payable [Abstract]
NOTES AND CONVERTIBLE NOTES PAYABLE

NOTE 12 – NOTES AND CONVERTIBLE NOTES PAYABLE

Notes payable as of September 30, 2025 and December 31, 2024 were as follows:

	September 30,	December 31,
	2025	2024

SBA Disaster Relief Loans	$450,000	$450,000
1800 Diagonal Note Payable IV, April 2024	—	36,064
Leaf Capital Note Payable, August 2024	93,187	177,055
1800 Diagonal Note Payable V, January 2025	33,745	—
1800 Diagonal Note Payable VI, January 2025	42,280	—
1800 Diagonal Note Payable VII, February 2025	40,958	—
1800 Diagonal Note Payable VIII, July 2025	176,061
Face value of notes payable	836,231	663,119
Less: unamortized discounts	(92,294)	(27,414)
Notes payable, total	743,937	635,705
Less: long term portion	(450,000)	(508,610)
Notes payable, current portion	$293,937	$127,095

Government Notes Payable

During June, July and August 2020, the Company and its subsidiaries received an aggregate of $450,000 in Disaster Relief Loans from the SBA. The loans bear interest at 3.75% per annum and mature 30 years from issuance. Mandatory principal and interest payments were originally scheduled to begin 12 months from the inception date of each loan and were subsequently extended by the SBA until 30 months from the inception date. Installment payments, which are first applied to accrued but unpaid interest and then to principal, began in 2023.

Interest accrued on SBA loans as of September 30, 2025 and December 31, 2024 was $19,709 and $17,725, respectively. Interest expense (income) recognized on the loans was $8,736 and $4,253 in the three months ended September 30, 2025 and 2024, respectively, and $17,335 and $12,159 in the nine months ended September 30, 2025 and 2024, respectively. Payments against interest were $2,193 and $6,579 in the three months ended September 30, 2025 and 2024, respectively, and $15,351 and $19,737 in the nine months ended September 30, 2025 and 2024, respectively. As of September 30, 2025 and December 31, 2024, remaining principal payments were $450,000 and $450,000, respectively, and the net carrying value was $450,000 and $450,000, respectively.

Other Notes Payable

The Company has issued certain other notes payable to third parties that are recorded at their face value, net of discounts recorded at inception related to original issue discounts, warrants issued with the convertible notes, and embedded conversion features (“ECFs”) in the convertible notes. Such notes payable that are carried at net amortized value were comprised of the following as of September 30, 2025 and December 31, 2024:

		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	Sep. 30,	Dec. 31,	Sep. 30,	Dec. 31,	Sep. 30,	Dec. 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/24/24	02/28/25	—	36,064	—	(8,772)	—	27,292
08/01/24	07/31/26	93,186	177,055	(9,649)	(18,642)	83,537	158,413
01/16/25	11/15/25	33,746	—	(12,999)	—	20,747	—
01/24/25	11/30/25	42,280	—	(9,615)	—	32,665	—
02/14/25	12/15/25	40,958	—	(10,826)	—	30,132	—
07/29/25	05/30/26	176,061	—	(49,205)	—	126,856	—
		$386,231	$213,119	$(92,294)	$(27,414)	$293,937	$185,705

Amortization of debt discount on such notes payable during the three and nine months ended September 30, 2025 and 2024 was as follows:

			Three Months Ended		Nine Months Ended
Inception	Maturity	Principal	September 30,		September 30,
Date	Date	Amount	2025	2024	2025	2024
08/08/23	06/30/24	$162,131	$—	$—	$—	$13,098
11/03/23	09/03/24	378,000	—	13,000	—	49,400
12/12/23	10/15/24	162,131	—	11,091	—	33,032
12/13/23	09/03/24	189,000	—	16,189	—	61,517
04/24/24	02/28/25	180,320	—	13,450	8,772	23,245
08/01/24	07/31/26	223,649	3,029	1,975	8,991	1,977
01/16/25	11/15/25	168,728	25,997	—	70,644	—
01/24/25	11/30/25	112,746	14,501	—	38,459	—
02/14/25	12/15/25	136,528	13,105	—	32,477	—
07/29/25	05/30/26	154,440	12,810	—	12,810	—
			$69,442	$55,705	$172,153	$182,269

Repayments on such notes payable during the three and nine months ended September 30, 2025 and 2024 was as follows:

			Three Months Ended		Nine Months Ended
Inception	Maturity	Principal	September 30,		September 30,
Date	Date	Amount	2025	2024	2025	2024
08/08/23	06/30/24	$162,131	$—	$0	$—	$97,278
11/03/23	09/03/24	378,000	—	113,400	—	302,400
12/12/23	10/15/24	162,131	—	48,639	—	147,102
12/13/23	09/03/24	189,000	—	81,000	—	189,000
04/24/24	02/28/25	180,320	—	54,096	36,064	72,128
08/01/24	07/31/26	223,649	27,956	18,637	83,868	18,637
01/16/25	11/15/25	168,728	50,618	—	134,982	—
01/24/25	11/30/25	112,746	70,466	—	70,466	—
02/14/25	12/15/25	136,528	40,958	—	95,570	—
07/29/25	05/30/26	154,440	—	—	—	—
			$189,998	$315,772	$420,950	$826,545

NOTE 12 – NOTES PAYABLE

Notes payable as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

SBA Disaster Relief Loans	$450,000	$450,000
1800 Diagonal Note Payable III, August 2023	---	97,279
Yorkville Note Payable III, November 2023	---	302,400
1800 Diagonal Note Payable III, December 2023	---	162,131
Yorkville Note Payable III, December 2023	---	189,000
1800 Diagonal Note Payable IV, April 2024	36,064	---
Leaf Capital Note Payable, August 2024	177,055	---
Face value of notes payable	663,119	1,200,810
Less: unamortized discounts	(27,414)	(166,487)
Notes payable, total	635,705	1,034,323
Less: long term portion	(508,610)	(450,000)
Notes payable, current portion	$127,095	$584,323

Government Notes Payable

During June, July and August 2020, the Company and its subsidiaries received an aggregate of $450,000 in Disaster Relief Loans from the SBA. The loans bear interest at 3.75% per annum and mature 30 years from issuance. Mandatory principal and interest payments were originally scheduled to begin 12 months from the inception date of each loan and were subsequently extended by the SBA until 30 months from the inception date. Installment payments, which are first applied to accrued but unpaid interest and then to principal, began in 2023.

Interest accrued on SBA loans as of December 31, 2024 and 2023 was $17,725 and $27,628, respectively. Interest expense (income) recognized on the loans was $16,413 and $7,533 in the years ended December 31, 2024 and 2023, respectively. Payments against interest were $26,316 and $21,530 in the years ended December 31, 2024 or 2023, respectively. As of December 31, 2024 and 2023, remaining principal payments were $450,000 and $450,000, respectively, and the net carrying value was $450,000 and $450,000, respectively.

Other Notes Payable

On July 19, 2022, pursuant to a Note Purchase Agreement between the Company and Yorkville, dated July 5, 2022, the Company issued to Yorkville a promissory note (the “Promissory Note”) with an initial stated principal amount equal to $550,000 at a purchase price equal to the principal amount of the Promissory Note less any original issue discounts and fees. The Promissory Note included a 5% original issue discount, accrues interest at a rate of 0%, and was scheduled to mature on January 19, 2023. The Company received net proceeds of $522,500. Each payment included a 2% payment premium, totaling $561,000 in total cash repayments. At inception, the Company recorded a discount against the note of $38,500, representing the difference between the total required repayments and the net proceeds received, which is being amortized over the repayment period. On November 15, 2022, the Company and Yorkville entered into an Amended and Restated Note (the “Amended Note”) to, among other things, extend the original note’s maturity date of January 19, 2023 to March 15, 2023. Amortization expense related to the discount was $-0- and $4,748 in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $-0- and $168,300 in the years ended December 31, 2024 and 2023, respectively. Payments in the years ended December 31, 2023 included $18,765 applied from proceeds of sales of common stock under the SEPA. The Amended Note was repaid in March 2023. As of December 31, 2024 and 2023, the net carrying value was $-0- and $-0-, respectively, and remaining principal payments were $-0- and $-0-, respectively.

On October 21, 2022, the Company issued a promissory note payable to an investor in the principal amount of $144,760 (the “October 2022 Note”). The October 2022 Note had an original issue discount of $15,510 and fees of $4,250, resulting in net proceeds to the Company of $125,000. The October 2022 Note did not bear interest in excess of the original issue discount and had a maturity date of October 31, 2023. The Company was required to make 10 monthly payments of $16,213 starting November 30, 2022 and ending August 31, 2023. At inception, the Company recorded a discount against the note of $37,131, representing the difference between the total required repayments and the net proceeds received, which was amortized over the repayment period. Amortization expense related to the note discount was $-0- and $29,012 in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $-0- and $129,705 in the years ended December 31, 2024 and 2023, respectively. The October 2022 Note was repaid in August 2023. As of December 31, 2024 and 2023, the net carrying value was $-0- and $-0-, respectively, and remaining principal payments were $-0- and $-0-, respectively.

On November 4, 2022, AEU borrowed a gross amount of $41,009 from a third-party lender, receiving net proceeds of $35,800 after fees and discounts (the “AEU Loan”). At inception of the note, the Company recognized a discount of $5,209. During the years ended December 31, 2024 and 2023, amortization expense related to the note discount was $-0- and $3,998, respectively, and the Company made payments of $-0- and $31,394, respectively, against the outstanding balance. The AEU Loan was repaid in June 2023. As of December 31, 2024 and 2023, the net carrying value was $-0- and $-0-, respectively, and remaining principal payments were $-0- and $-0-, respectively.

On March 10, 2023, the Company issued a promissory note payable to an investor with a stated principal amount of $116,760 and prepaid interest of $14,011 for total repayments of $130,771 (the “March 2023 Note”). The March 2023 Note had an original issue discount of $12,510 and fees of $4,250, resulting in net proceeds to the Company of $100,000. The March 2023 Note did not bear interest in excess of the original issue discount and matured on March 10, 2024. The Company was required to make 10 monthly payments of $13,077 starting April 30, 2023. At inception, the Company recorded a discount against the note of $30,771, representing the difference between the total required repayments and the net proceeds received, which was being amortized over the repayment period. Amortization expense related to the note discount was $-0- and $25,993 in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $-0- and $130,771 in the years ended December 31, 2024 and 2023, respectively. The final installment payment was made in December 2023. In connection with the early repayment, the company recognized a loss on extinguishment of debt of $4,778 in the year ended December 31, 2023. As of December 31, 2024 and 2023, the net carrying value was $-0- and $-0-, respectively, and remaining principal payments were $-0- and $-0-, respectively.

On May 10, 2023, the Company issued to Yorkville a note payable (the “May 2023 Note”) with an initial principal amount equal to $330,000 at a purchase price equal to the principal amount of the May 2023 Note less any original issue discounts and fees. The Company received net proceeds of $308,500. The May 2023 Note was scheduled to mature on July 31, 2023. The May 2023 Note accrued interest at a rate of 0% but was issued with 5% original issue discount. The May 2023 Note was scheduled to be repaid in four equal semi-monthly installments beginning on June 15, 2023, with each payment including a 2% payment premium, totaling $343,200 in cash repayments. At inception, the Company recorded a discount against the note of $34,700, representing the difference between the total required repayments and the net proceeds received, which was being amortized over the repayment period. Amortization expense related to the note discount was $-0- and $34,700 in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $-0- and $343,200 in the years ended December 31, 2024 and 2023, respectively. The May 2023 Note was repaid in July 2023. As of December 31, 2024 and 2023, the net carrying value was $-0- and $-0-, respectively, and remaining principal payments were $-0- and $-0-, respectively.

On August 8, 2023, the Company issued a promissory note payable to an investor with a stated principal amount of $144,760 and prepaid interest of $17,371 for total repayments of $162,131 (the “August 2023 Note”). The August 2023 Note had an original issue discount of $15,510 and fees of $4,250, resulting in net proceeds to the Company of $125,000. The August 2023 Note did not bear interest in excess of the original issue discount and was scheduled to mature on June 30, 2024. The Company was required to make 10 monthly payments of $16,213 starting September 30, 2023 and ending on June 30, 2024. At inception, the Company recorded a discount against the note of $37,131, representing the difference between the total required repayments and the net proceeds received, which was being amortized over the repayment period. Amortization expense related to the note discount was $13,098 and $16,401 in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $97,279 and $64,852 and $-0- in the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, remaining payments were $-0- and $97,279, respectively, and the net carrying value was $-0- and $76,549, respectively. The final installment payment was made in April 2024. In connection with the repayment, the Company recognized a loss on extinguishment of debt of $7,631 in the year ended December 31, 2024. As of December 31, 2024 and 2023, the net carrying value was $-0- and $76,549 respectively, and remaining principal payments were $-0- and $97,279, respectively.

On November 3, 2023, the Company issued to Yorkville a note payable (the “November 2023 Note”) with an initial principal amount equal to $350,000 at a purchase price equal to the principal amount of the November 2023 Note less any original issue discounts and fees. The Company received net proceeds of $317,000. The November 2023 Note was scheduled to mature on September 3, 2024. The November 2023 Note accrued interest at a rate of 0% but was issued with an 8% original issue discount and was scheduled to be repaid in ten equal semi-monthly installments beginning on December 3, 2023, with each payment including an 8% payment premium, totaling $378,000 in cash repayments. At inception, the Company recorded a discount against the note of $61,000, representing the difference between the total required repayments and the net proceeds received, which was being amortized over the repayment period. Amortization expense related to the note discount was $49,400 and $11,600 in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $302,400 and $75,600 in the years ended December 31, 2024 and 2023, respectively. The final installment payment on the November 2023 Note was made in September 2024. As of December 31, 2024 and 2023, the net carrying value was $-0- and $253,000, respectively, and remaining principal payments were $-0- and $302,400, respectively.

On December 12, 2023, the Company issued a promissory note payable to an investor with a stated principal amount of $144,760 and prepaid interest of $17,371 for total repayments of $162,131 (the “December 2023 Note I”). The December 2023 Note I had an original issue discount of $15,510 and fees of $4,250, resulting in net proceeds to the Company of $125,000. The December 2023 Note I does not bear interest in excess of the original issue discount and matures on October 15, 2024. The Company is required to make 10 monthly payments of $16,213 starting January 15, 2024 and ending on October 15, 2024. At inception, the Company recorded a discount against the note of $37,131, representing the difference between the total required repayments and the net proceeds received, which is being amortized over the repayment period. The December 2023 Note I gives the holder a conversion right at a 15% discount to the market price of the Company’s common stock in the event of default. The Company determined that the fair value of the contingent conversion option was immaterial and therefore did not allocate any value related to the option to the proceeds received. Amortization expense related to the note discount was $34,840 and $2,291 in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $162,131 and $-0- in the years ended December 31, 2024 and 2023, respectively. The final installment on the December 2023 Note I was made in October 2024. As of December 31, 2024 and 2023, the net carrying value was $-0- and $127,291, respectively, and remaining principal payments were $-0- and $162,131, respectively.

On December 13, 2023, the Company issued to Yorkville a convertible note (the “December 2023 Note II”) with an initial principal amount equal to $175,000 at a purchase price equal to the principal amount of the December 2023 Note II less any original issue discounts and fees. The Company received net proceeds of $156,000. The December 2023 Note II was scheduled to mature on September 3, 2024. The December 2023 Note II accrued interest at a rate of 0% but was issued with an 8% original issue discount and is scheduled to be repaid in ten equal semi-monthly installments beginning on March 3, 2024, with each payment including an 8% payment premium, totaling $189,000 in cash repayments. The December 2023 Note II was convertible at any time at the holder’s option into shares of Company common stock at a fixed conversion price of $5.00 per share. At inception, the Company recorded a discount against the note of $66,000, representing the fair value of the conversion option and the difference between the total required repayments and the net proceeds received. The discount was being amortized over the repayment period. Amortization expense related to the note discount was $61,517 and $4,483 in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $189,000 and $-0- in the years ended December 31, 2024 and 2023, respectively. The final installment payment on the December 2023 Note II was made in September 2024. As of December 31, 2024 and 2023, the net carrying value was $-0- and $127,483, respectively, and remaining principal payments were $-0- and $189,000, respectively.

On April 22, 2024, the Company issued a promissory note payable (the “April 2024 Note”) to an investor with a stated principal amount of $161,000 and prepaid interest of $19,320 for total repayments of $180,320. The Company received net proceeds of $118,787 after original issue discount of $21,000, fees of $5,000, and withholding of the final payment due on the August 2023 Note to the same investor in the amount of $16,213. The April 2024 Note does not bear interest in excess of the original issue discount and prepaid interest and matures on February 28, 2025. The Company is required to make 10 monthly payments of $18,032 starting May 30, 2024 and ending on February 28, 2025. The April 2024 Note gives the holder a conversion right at a 15% discount to the market price of the Company’s common stock only in the event of default. The Company determined that the fair value of the contingent conversion option was immaterial and therefore did not allocate any value related to the option to the proceeds received. Amortization expense related to the note discount was $36,548 and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $144,256 and $-0- in the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the net carrying value was $27,292 and $-0-, respectively, and remaining principal payments were $36,064 and $-0-, respectively.

On July 30, 2024, the Company’s wholly owned subsidiary, HLYK Florida LLC, which owns NCFM, issued a promissory note payable to an investor with total principal repayments of $223,649 (the “July 2024 Note”). The Company received net proceeds of $200,000 after original issue discount of $19,649 and fees of $4,000. The July 2024 Note does not bear interest in excess of the original issue discount. The Company is required to make 24 monthly payments of $9,319 starting August 20, 2024 and ending on July 20, 2026. The July 2024 Note is secured by all of NCFM’s assets and is personally guaranteed by the Company’s CEO, Dr. Michael Dent. At inception, the Company recorded a discount against the note of $23,649, representing the difference between the total required repayments and the net proceeds received. The discount is being amortized over the repayment period. Amortization expense related to the note discount was $5,007 and $-0- in the years ended December 31, 2024 and 2023, respectively. The Company made payments against the outstanding balance of $46,594 and $-0- in the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the net carrying value was $158,413 and $-0-, respectively, and remaining principal payments were $177,056 and $-0-, respectively.

Interest accrued on notes and convertible notes payable to third parties as of December 31, 2024 and 2023 was $21,990 and $49,618, respectively. Interest expense on notes and convertible notes payable to third parties was $-0- and $-0- in the years ended December 31, 2024 and 2023, respectively.